Events After The Reporting Period	6 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

13           Events after the reporting date

Conversion of part of the Convertible Note

Further to the conversion clause included into the Convertible Note during July and September 2019 a total amount of approximately $428, principal and accrued interest, was converted to share capital with the conversion price of $2.25 per share and a total number of 190,403 new shares issued in name of the holder of the Convertible Note.